Operating Segment (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure Of Operating Segments [Abstract]
Summary of Geographical Information

Geographical information

Revenue

	Year ended February 28, 2021	Year ended February 29, 2020	Year ended February 28, 2019
	US$	US$	US$
United Arab Emirates	26,769,533	1,634,115	—
Singapore	14,517,264	9,496,854	—
Hong Kong	7,488,714	3,378,300	—
Malaysia	4,584,790	1,887,039	—
Other countries	2,113,424	501,870	—
	55,473,725	16,898,178	—